Pilgrim Baxter & Associates, Ltd.

1400 Liberty Ridge Drive

Wayne, Pennsylvania 19087-5525

Phone (610) 647-4100

May 1, 2001

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: PBHG Insurance Series Fund (File Nos. 333-19497 and 811-08009)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 11 to the Registration Statement of PBHG Insurance Series Fund which was filed electronically with the Securities and Exchange Commission on April 30, 2001.

If you have any questions or comments, please do not hesitate to call the undersigned at (610) 578-1206.

Sincerely,

/s/John M. Zerr

John M. Zerr

General Counsel and Secretary